Transactions and Agreements With Parties-in-Interest (Details) - EBP 002 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total net assets of plan		3.00%
Common stocks
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Cost	$ 1,414	$ 1,147
Proceeds of dispositions	$ 5,060	$ 3,589
Investment, number of shares (in shares)	348,039	387,160